Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	£ 306,141	£ 269,213
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	75,491	72,614
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	14,371	17,109
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	£ 8,861	£ 3,248
ECL coverage %	0.20%	0.30%
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 492,696	£ 492,468
Financial assets at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1,217)	£ (1,370)
Financial assets at amortised cost | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 473,489	£ 469,885
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (96)	£ (85)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.90%	1.10%
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 16,434	£ 19,721
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (155)	£ (217)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	35.10%	37.40%
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,738	£ 2,859
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (960)	£ (1,068)
Financial assets at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	17.10%	0.00%
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 35	£ 3
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (6)	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	1.40%	1.50%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 76,579	£ 73,717
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1,088)	£ (1,103)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 66,356	£ 63,673
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (75)	£ (51)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.60%	1.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 7,881	£ 7,817
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (125)	£ (145)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	38.20%	40.80%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,310	£ 2,224
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (882)	£ (907)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	18.80%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 32	£ 3
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (6)	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.80%	0.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 13,031	£ 6,013
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (108)	£ (55)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 11,447	£ 5,293
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (20)	£ (9)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.20%	2.40%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,370	£ 615
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (17)	£ (15)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	33.20%	29.50%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 214	£ 105
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (71)	£ (31)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	1.60%	1.70%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 50,768	£ 55,004
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (825)	£ (937)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 42,982	£ 46,671
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (48)	£ (40)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.60%	1.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 5,981	£ 6,479
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (98)	£ (123)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	38.00%	41.80%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,773	£ 1,851
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (673)	£ (774)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	18.80%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 32	£ 3
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (6)	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	1.20%	0.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 12,780	£ 12,700
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (155)	£ (111)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 11,927	£ 11,709
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (7)	£ (2)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.90%	1.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 530	£ 723
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (10)	£ (7)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	42.70%	38.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 323	£ 268
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (138)	£ (102)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.30%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 14,372	£ 17,152
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (43)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 14,256	£ 16,673
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (6)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	5.10%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 116	£ 414
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (21)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	24.60%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 65
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (16)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 273,728	£ 269,815
Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (70)	£ (137)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 272,557	£ 267,830
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (5)	£ (14)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.80%	1.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 989	£ 1,662
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (8)	£ (17)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	31.30%	32.80%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 182	£ 323
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (57)	£ (106)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 125,616	£ 126,457
Financial assets at amortised cost | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (42)	£ (67)
Financial assets at amortised cost | Loans and other credit-related commitments | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 118,242	£ 116,994
Financial assets at amortised cost | Loans and other credit-related commitments | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (13)	£ (13)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	0.30%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 7,197	£ 9,300
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (21)	£ (32)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	4.60%	13.50%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 174	£ 163
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (8)	£ (22)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,276	£ 2,116
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,246	£ 2,004
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 27	£ 107
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 5
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 63,198	£ 68,441
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (35)	£ (62)
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 58,225	£ 60,659
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (11)	£ (12)
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.40%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 4,815	£ 7,625
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (17)	£ (28)
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	4.50%	14.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 155	£ 157
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (7)	£ (22)
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 61,142	£ 55,900
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (7)	£ (5)
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 58,771	£ 54,331
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (1)
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.30%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,355	£ 1,568
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (4)	£ (4)
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	6.30%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 16	£ 1
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage %	0.70%	0.40%
Financial assets at amortised cost | Financial guarantees | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,401	£ 5,327
Financial assets at amortised cost | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (16)	£ (20)
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,078	£ 4,715
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (1)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.40%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 251	£ 528
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (2)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	18.10%	20.20%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 72	£ 84
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (13)	£ (17)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 34	£ 23
Financial assets at amortised cost | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 32	£ 20
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2	£ 2
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 1
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	1.30%	0.60%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,196	£ 3,415
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (15)	£ (19)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,057	£ 2,946
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.50%	0.30%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 68	£ 387
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	18.30%	20.70%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 71	£ 82
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (13)	£ (17)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Financial guarantees | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,171	£ 1,889
Financial assets at amortised cost | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 989	£ 1,749
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non credit – impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.70%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 181	£ 139
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (1)
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 1
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0